Significant Accounting Policies (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Significant Accounting Policies [Line Items]
Cash	$ 231,887		$ 231,887		$ 475,567
Impairment of intangible assets			$ 39,166
Lease term	12 months		12 months		12 months	12 months	12 months	12 months	12 months
Recognized income tax rate			50.00%		50.00%
Advertising and marketing expenses			$ 11,874	16,099	$ 19,791	$ 31,733
Number of operating segment			1		1	1
Fair value of the bonus rights liability	$ 74,250		$ 74,250		$ 84,125	$ 8,295
Fair value of conversion feature liability	1,002,874		1,002,874
Fair value of the warrant liability	2,449,478		$ 2,449,478		$ 4,455,747	205,989
Promissory note bears interest rate					5.50%			5.50%
Net monetary liabilities (in Dollars)							$ 31,000	$ 36,000
Change in exchange rate			10.00%		10.00%
Change in net loss and comprehensive loss			$ 2,200		$ (14,500)
Grant income			333,462	32,757
Cash held					1,404,160	2,083,696
Grant income	$ 61,122	$ 32,757	$ 333,462	$ 32,757	$ 191,087
License [Member]
Significant Accounting Policies [Line Items]
Estimated useful life	15 years		15 years		15 years		15 years	15 years
Impairment of intangible assets			$ 39,166
Accounts Payable [Member]
Significant Accounting Policies [Line Items]
Cash held					$ 475,567
Promissory Note [Member]
Significant Accounting Policies [Line Items]
Promissory note bears interest rate	7.00%		7.00%		10.00%	2.00%	7.00%	10.00%	2.00%
United States [Member]
Significant Accounting Policies [Line Items]
Number of operating segment			2		2
CANADA
Significant Accounting Policies [Line Items]
Number of operating segment				2		2
Net monetary liabilities (in Dollars)								$ 36,000	$ 690,000